Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands, £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)
Summary of Significant Accounting Policies
Impairment charges		$ 0	$ 0
Gain on debt restructuring	$ 0
Costs to obtain a contract, Practical expedient		true
Expected dividend yield		0.00%	0.00%
Changes in fair value of warrants		$ 0
Accrued interest or penalties		$ 0	$ 0
Number of reportable segment | segment		1
Number of operating segment | segment		1
Offset amount | £				£ 5.0
Incremental percentage of taxable profits that can be offset by prior losses in addition to 5.0 million		50.00%		50.00%
Accrued interest		$ 0	$ 0